Other liabilities - Summary of Detailed Information About Other Liabilities Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Non-current
Employee benefits obligations	₨ 4,219		₨ 2,947
Others	8,751		6,386
Total non-current liabilities	12,970	$ 156	9,333
Current
Employee benefits obligations	16,057		15,885
Statutory and other liabilities	13,275		13,155
Advance from customers	1,192		645
Others	771		530
Current non-financial liabilities	31,295	$ 376	30,215
Total	₨ 44,265		₨ 39,548